Note 4 - Investment in Wanchun Pharma - Schedule of Equity Method Investment (Details) - USD ($)	Jul. 20, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Less: net assets of Wanchun Pharma (including cash of $1,256)		$ (14,908,000)	$ (10,970,000)
Wanchun Pharma [Member]
Acquisition cost	$ 2,400,000
Less: negative equity investment in Wanchun Pharma	(239,000)			$ (196,000)
Less: net assets of Wanchun Pharma (including cash of $1,256)	(1,347,000)
Excess cost allocated to patent of Plinabulin and charged to expenses	$ 814,000